Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2025
Reverse Recapitalization
Schedule of reconciliation of business combination to statement of cash flows

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows for the year ended December 31, 2025:

Cash-trust and cash, net of redemptions	$243,066,977
Add: proceeds from issuance of shares from PIPE investors	49,500,000
Less: transaction costs and professional fees, paid	(22,305,729)
Net proceeds from the Business Combination	$270,261,248

Schedule of reconciliation of common and exchangeable shares

TEDI existing shares at closing date:
Preferred Series A shares	200,592
Common shares	784,831
Total TEDI shares at closing date	985,423
Total TEDI shares at closing date - recasted	44,051,295
Conversion of convertible notes to common shares	3,977,517
Issuance of shares to PIPE investors	5,000,000
Issuance of shares to HCM II	28,742,610
Total recapitalized common shares at December 31, 2025	81,771,422

TEDI existing exchangeable shares at closing date:
Preferred exchangeable shares	6,200
Common exchangeable shares	530,924
Total TEDI exchangeable shares at closing date	537,124
Total TEDI exchangeable shares at closing date - recasted	24,011,017

Conversion of preferred exchangeable shares to exchangeable shares	277,158
Conversion of common exchangeable shares to exchangeable shares	23,733,859
Total recapitalized exchangeable shares at December 31, 2025	24,011,017

Schedule of transaction expenses

December 31, 2025
Professional fees	$14,324,981
Legal expenses	7,980,748
Total transaction costs	$22,305,729